Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Equity-Income Portfolio℠
September 30, 2025
VIPEI-NPRT3-1125
1.808778.121
Common Stocks - 98.7%
	Shares	Value ($)
CANADA - 2.8%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Restaurant Brands International Inc (a)	643,367	41,273,123
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard Inc	567,840	30,295,408
Metro Inc/CN	367,860	24,706,384
		55,001,792
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd	1,075,500	34,389,416
Imperial Oil Ltd	591,687	53,650,200
		88,039,616
TOTAL CANADA		184,314,531
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA	1,134,000	21,548,266
GERMANY - 0.8%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	96,679	20,484,487
Industrials - 0.5%
Industrial Conglomerates - 0.5%
Siemens AG	112,855	30,468,371
TOTAL GERMANY		50,952,858
IRELAND - 0.7%
Information Technology - 0.7%
IT Services - 0.7%
Accenture PLC Class A	180,700	44,560,620
ITALY - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	328,492	32,465,367
JAPAN - 0.5%
Industrials - 0.5%
Industrial Conglomerates - 0.5%
Hitachi Ltd	1,235,604	32,734,941
KOREA (SOUTH) - 1.0%
Information Technology - 1.0%
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co Ltd	1,152,402	68,843,964
NETHERLANDS - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	289,986	66,038,512
TAIWAN - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	386,678	107,995,299
UNITED KINGDOM - 2.6%
Consumer Staples - 0.6%
Personal Care Products - 0.4%
Unilever PLC	464,373	27,448,460
Tobacco - 0.2%
Imperial Brands PLC	322,898	13,717,176
TOTAL CONSUMER STAPLES		41,165,636

Health Care - 1.0%
Pharmaceuticals - 1.0%
Astrazeneca PLC	453,136	69,420,940
Industrials - 1.0%
Aerospace & Defense - 1.0%
Rolls-Royce Holdings PLC	3,959,250	63,642,020
TOTAL UNITED KINGDOM		174,228,596
UNITED STATES - 86.9%
Communication Services - 7.9%
Diversified Telecommunication Services - 1.7%
AT&T Inc	1,977,870	55,855,049
Verizon Communications Inc	1,233,860	54,228,147
		110,083,196
Entertainment - 1.2%
Walt Disney Co/The	721,384	82,598,468
Interactive Media & Services - 3.4%
Alphabet Inc Class A	792,168	192,576,041
Meta Platforms Inc Class A	44,597	32,751,145
		225,327,186
Media - 0.6%
Comcast Corp Class A	1,279,240	40,193,721
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc	282,593	67,647,112
TOTAL COMMUNICATION SERVICES		525,849,683

Consumer Discretionary - 6.7%
Broadline Retail - 0.5%
Amazon.com Inc (b)	149,085	32,734,593
Diversified Consumer Services - 0.4%
H&R Block Inc	479,300	24,238,201
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp	268,708	81,657,674
Starbucks Corp	327,147	27,676,636
		109,334,310
Specialty Retail - 3.3%
Burlington Stores Inc (b)	137,578	35,013,601
Dick's Sporting Goods Inc	180,034	40,007,155
Lowe's Cos Inc	274,300	68,934,334
TJX Cos Inc/The	536,462	77,540,218
		221,495,308
Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear Co (a)	47,100	2,463,330
Tapestry Inc	481,431	54,507,618
		56,970,948
TOTAL CONSUMER DISCRETIONARY		444,773,360

Consumer Staples - 7.8%
Beverages - 1.8%
Coca-Cola Co/The	1,116,485	74,045,285
Keurig Dr Pepper Inc	1,832,641	46,750,672
		120,795,957
Consumer Staples Distribution & Retail - 3.4%
Albertsons Cos Inc Class A	554,268	9,705,233
BJ's Wholesale Club Holdings Inc (b)	438,658	40,904,859
Costco Wholesale Corp	7,700	7,127,350
Target Corp	333,433	29,908,940
Walmart Inc	1,308,960	134,901,418
		222,547,800
Food Products - 0.7%
JM Smucker Co	177,100	19,233,060
Mondelez International Inc	467,171	29,184,172
		48,417,232
Household Products - 1.6%
Procter & Gamble Co/The	700,644	107,653,951
Personal Care Products - 0.3%
Kenvue Inc	1,092,091	17,724,637
TOTAL CONSUMER STAPLES		517,139,577

Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp	150,631	23,391,488
Enterprise Products Partners LP	1,056,568	33,038,881
Exxon Mobil Corp	1,661,311	187,312,815
Phillips 66	141,604	19,260,976
Shell PLC	1,392,546	49,631,786
Valero Energy Corp	104,734	17,832,011
		330,467,957
Financials - 21.2%
Banks - 12.0%
Bank of America Corp	2,689,709	138,762,087
Huntington Bancshares Inc/OH	3,092,670	53,410,411
JPMorgan Chase & Co	810,734	255,729,826
M&T Bank Corp	341,667	67,520,233
PNC Financial Services Group Inc/The	466,510	93,735,854
US Bancorp	985,900	47,648,547
Wells Fargo & Co	1,690,355	141,685,556
		798,492,514
Capital Markets - 1.9%
Blackrock Inc	51,421	59,950,201
Charles Schwab Corp/The	710,100	67,793,247
		127,743,448
Consumer Finance - 0.8%
Capital One Financial Corp	254,854	54,176,863
Financial Services - 1.0%
Apollo Global Management Inc	260,800	34,756,816
Visa Inc Class A	101,370	34,605,691
		69,362,507
Insurance - 5.5%
American Financial Group Inc/OH	351,855	51,272,310
Chubb Ltd	362,682	102,366,995
Hartford Insurance Group Inc/The	574,744	76,665,102
Marsh & McLennan Cos Inc	283,900	57,214,367
Travelers Companies Inc/The	279,540	78,053,159
		365,571,933
TOTAL FINANCIALS		1,415,347,265

Health Care - 10.4%
Biotechnology - 3.1%
AbbVie Inc	478,321	110,750,444
Gilead Sciences Inc	868,685	96,424,035
		207,174,479
Health Care Providers & Services - 1.8%
Cigna Group/The	105,576	30,432,282
UnitedHealth Group Inc	255,855	88,346,732
		118,779,014
Life Sciences Tools & Services - 0.9%
Danaher Corp	307,429	60,950,873
Pharmaceuticals - 4.6%
Eli Lilly & Co	55,058	42,009,254
GSK PLC	1,799,722	38,643,592
Johnson & Johnson	611,958	113,469,253
Merck & Co Inc	953,650	80,039,845
Roche Holding AG	18,793	6,257,760
Royalty Pharma PLC Class A	788,398	27,814,681
		308,234,385
TOTAL HEALTH CARE		695,138,751

Industrials - 10.1%
Aerospace & Defense - 3.3%
GE Aerospace	252,382	75,921,554
General Dynamics Corp	159,900	54,525,900
Huntington Ingalls Industries Inc	137,900	39,702,789
Northrop Grumman Corp	86,601	52,767,721
		222,917,964
Building Products - 0.8%
Johnson Controls International plc	512,200	56,316,390
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	312,900	14,829,981
Veralto Corp	146,222	15,588,727
		30,418,708
Electrical Equipment - 1.4%
AMETEK Inc	228,122	42,886,936
GE Vernova Inc	82,629	50,808,572
		93,695,508
Ground Transportation - 1.1%
Norfolk Southern Corp	233,800	70,235,858
Machinery - 2.3%
Crane Co	270,892	49,882,053
ITT Inc	571,242	102,115,220
		151,997,273
Professional Services - 0.2%
KBR Inc	285,927	13,521,488
Trading Companies & Distributors - 0.5%
Watsco Inc	85,958	34,752,819
TOTAL INDUSTRIALS		673,856,008

Information Technology - 6.0%
Communications Equipment - 1.3%
Cisco Systems Inc	1,232,850	84,351,597
Electronic Equipment, Instruments & Components - 0.2%
Crane NXT Co	346,500	23,239,755
IT Services - 1.0%
Amdocs Ltd	451,833	37,072,898
IBM Corporation	100,300	28,300,648
		65,373,546
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices Inc	175,700	43,169,490
Broadcom Inc	81,636	26,932,533
		70,102,023
Software - 1.9%
Gen Digital Inc	743,381	21,104,586
Microsoft Corp	205,150	106,257,443
		127,362,029
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	127,929	32,574,561
TOTAL INFORMATION TECHNOLOGY		403,003,511

Materials - 3.6%
Chemicals - 2.2%
Linde PLC	313,889	149,097,275
Containers & Packaging - 1.0%
Ball Corp	627,000	31,613,340
Crown Holdings Inc	329,549	31,831,138
		63,444,478
Metals & Mining - 0.4%
Freeport-McMoRan Inc	638,000	25,022,360
TOTAL MATERIALS		237,564,113

Real Estate - 2.2%
Specialized REITs - 2.2%
American Tower Corp	169,173	32,535,351
Lamar Advertising Co Class A	495,208	60,623,363
Public Storage Operating Co	194,209	56,097,270
		149,255,984
Utilities - 6.0%
Electric Utilities - 3.9%
Constellation Energy Corp	190,549	62,703,959
Exelon Corp	487,449	21,940,079
FirstEnergy Corp	395,300	18,112,646
NextEra Energy Inc	1,116,268	84,267,072
PG&E Corp	1,154,300	17,406,844
Southern Co/The	613,600	58,150,872
		262,581,472
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	164,700	12,902,598
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp	259,701	50,880,620
Multi-Utilities - 1.1%
Ameren Corp	228,158	23,815,132
CenterPoint Energy Inc	623,368	24,186,678
WEC Energy Group Inc	229,025	26,243,975
		74,245,785
TOTAL UTILITIES		400,610,475

TOTAL UNITED STATES		5,793,006,684
TOTAL COMMON STOCKS (Cost $3,772,487,484)		6,576,689,638

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.21	96,983,741	97,003,138
Fidelity Securities Lending Cash Central Fund (c)(d)	4.19	44,629,336	44,633,798
TOTAL MONEY MARKET FUNDS (Cost $141,636,936)			141,636,936

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $3,914,124,420)	6,718,326,574
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(50,775,394)
NET ASSETS - 100.0%	6,667,551,180

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	258,249,053	379,528,099	540,774,216	3,020,035	202	-	97,003,138	96,983,741	0.2%
Fidelity Securities Lending Cash Central Fund	14,020,779	399,833,286	369,220,267	65,873	-	-	44,633,798	44,629,336	0.1%
Total	272,269,832	779,361,385	909,994,483	3,085,908	202	-	141,636,936

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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